Basis of Presentation and General Information (Details Narrative) - $ / shares	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Date of incorporation			May 19, 2010
Entity incorporation, country name			The Republic of the Marshall Islands
Initial public offering date			Apr. 19, 2011
Reverse stock split

On February 12, 2016, the shareholders of the Company authorized the Company’s Board of Directors to effect one or more reverse splits of the Company’s issued and outstanding common stock at a ratio within the range from 1-for-2 up to 1-for-50, at any time prior to February 12, 2017, at the discretion of the Board of Directors. On January 4, 2017, the Board of Directors authorized a reverse stock split at a ratio of 1-for-50 (the “Reverse Split”).

Trading symbol			TEUFF
Common stock par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Subsequent Event [Member]
Reverse stock split

The Reverse Split became effective with the OTC Markets at the open of business on January 31, 2017. As a result of the Reverse Split, every 50 shares of the Company’s pre-reverse split common stock were combined and reclassified into one share of the Company’s common stock.

OTCQB MARKETPLACE [Member] | Paragon Shipping Inc II [Member]
Trading symbol			PRGNF
Common Stock [Member] | OTCQB MARKETPLACE [Member]
Trading symbol		OTCQB
Preferred Stock [Member] | OTHER OTC [Member]
Trading symbol		TEUCF